Accumulated Other Comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Accumulated other comprehensive loss
In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2014	$(451)	$(2,510)	$(2,961)		$534		$(2,427)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange gain on translation of net
investment in foreign operations	1,607		1,607		-		1,607
Foreign exchange loss on translation of
US dollar-denominated debt designated
as a hedge of the net investment in
foreign operations	(1,358)		(1,358)		181		(1,177)
Actuarial gain arising during the year		74	74		(18)		56
Prior service cost from plan
amendment arising during the year		(1)	(1)		-		(1)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		224	224	(1)	(56)	(2)	168
Amortization of prior service costs		5	5	(1)	(1)	(2)	4
Settlement loss arising during the year		4	4	(1)	(1)	(2)	3
Other comprehensive income	249	306	555		105		660
Balance at December 31, 2015	$(202)	$(2,204)	$(2,406)		$639		$(1,767)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange loss on translation of net
investment in foreign operations	(310)		(310)		-		(310)
Foreign exchange gain on translation of
US dollar-denominated debt designated
as a hedge of the net investment in
foreign operations	265		265		(35)		230
Actuarial loss arising during the year		(881)	(881)		235		(646)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		172	172	(1)	(47)	(2)	125
Amortization of prior service costs		5	5	(1)	(1)	(2)	4
Settlement loss arising during the year		10	10	(1)	(4)	(2)	6
Other comprehensive income (loss)	(45)	(694)	(739)		148		(591)
Balance at December 31, 2016	$(247)	$(2,898)	$(3,145)		$787		$(2,358)

(1)				Reclassified to Labor and fringe benefits in the Consolidated Statements of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)				Included in Income tax recovery (expense) in the Consolidated Statements of Income.

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2016	$(247)	$(2,898)	$(3,145)		$787		$(2,358)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange loss on translation of net
investment in foreign operations	(701)		(701)		-		(701)
Foreign exchange gain on translation of
US dollar-denominated debt designated
as a hedge of the net investment in
foreign operations	504		504		(67)		437
Actuarial loss arising during the year		(408)	(408)		110		(298)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		179	179	(1)	(47)	(2)	132
Amortization of prior service costs		5	5	(1)	(1)	(2)	4
Other comprehensive loss	(197)	(224)	(421)		(5)		(426)
Balance at December 31, 2017	$(444)	$(3,122)	$(3,566)		$782		$(2,784)

(1)				Reclassified to Labor and fringe benefits in the Consolidated Statements of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)				Included in Income tax recovery (expense) in the Consolidated Statements of Income.